Share-based payments - Additional information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Option Instrument shares	Dec. 31, 2016 USD ($) Option shares	Dec. 31, 2014 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Options outstanding, number of options | Option	188,766	567,598
Options outstanding, aggregate intrinsic value		$ 3,000,000
Liability for cash-settled awards	$ 15,000,000	$ 1,000,000
Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Share savings plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	equity
Information on how the fair value of share options granted was measured	lattice-based option valuation model
Share savings plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, number of options | Option	0
Share savings plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, aggregate intrinsic value	$ 0
UK share plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	equity
Performance share plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	equity-settled
Information on how the fair value of share options granted was measured	Monte Carlo simulation model
Description of award granted for share-based payment arrangement	One-third of the awards granted since 2013 are subject to an earnings performance target relative to ten global mining comparators.
Number of global mining comparators | Instrument	10
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Share-based payments, fair value measurement description	As this is a non-market related performance condition, under IFRS 2, the fair value recognised is reviewed at each accounting date based on the directors’ expectations for the proportion vesting.
Vesting requirements for share based awards	Forfeitures prior to vesting are assumed at five per cent per annum of outstanding awards (2016: five per cent per annum).
Performance share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Cash-settled awards outstanding | shares	26,590
Liability for cash-settled awards	$ 9,000,000
Performance share plans [member] | Rio Tinto plc [member] | Top of range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Cash-settled awards outstanding | shares		22,010
Liability for cash-settled awards		$ 1,000,000
Performance share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Cash-settled awards outstanding | shares	276,722
Management share plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	equity
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Vesting requirements for share based awards	The vesting of these awards is dependent on service conditions being met.
Bonus deferral plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	equity
Percentage of forfeitures, prior to vesting, on outstanding awards	3.00%	3.00%
Vesting requirements for share based awards	The vesting of these awards is dependent only on service conditions being met.
Bonus deferral plans [member] | Executive directors and product group executives [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting requirements for share based awards	50 per cent of the bonuses
Bonus deferral plans [member] | Other executives [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	25 per cent of the bonuses
Global employee share plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of method of settlement for share-based payment arrangement	equity
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Vesting requirements for share based awards	The vesting of these matching awards is dependent on service conditions being met.
Share Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liability for cash-settled awards	$ 6,000,000
Share Incentive Plans | Top of range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liability for cash-settled awards			$ 1,000,000
Share Incentive Plans | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Cash-settled awards outstanding | shares	33,443	34,517
Share Incentive Plans | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Cash-settled awards outstanding | shares	87,019	15,239